CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 29,707,215	$ 4,552,830	¥ 28,993,658	¥ 24,989,116
Operating costs and expenses:
Cost of revenues (including related party amounts of RMB789,116, RMB1,565,850 and RMB1,111,729 (US$170,380) for the years ended December 31, 2018, 2019 and 2020, respectively)	(27,884,395)	(4,273,470)	(30,348,342)	(27,132,811)
Selling, general and administrative (including related party amounts of RMB11,666, RMB5,581 and RMB5,045 (US$773) for the years ended December 31, 2018, 2019 and 2020, respectively)	(5,187,835)	(795,070)	(5,236,007)	(4,167,889)
Research and development (including related party amounts of RMB5,114, RMB19,486 and RMB7,412 (US$1,136) for the years ended December 31, 2018, 2019 and 2020, respectively)	(2,675,494)	(410,037)	(2,667,146)	(1,994,652)
Total operating costs and expenses	(35,747,724)	(5,478,577)	(38,251,495)	(33,295,352)
Operating loss	(6,040,509)	(925,747)	(9,257,837)	(8,306,236)
Other income/(expenses)
Interest income (including related party amounts of RMB2,202, RMB4,856 and RMB1,247 (US$191) for the years ended December 31, 2018, 2019 and 2020, respectively)	157,477	24,134	402,145	213,969
Interest expenses	(1,066,320)	(163,421)	(914,371)	(94,711)
Foreign exchange (loss)/gain, net	43,274	6,632	(190,210)	(970,796)
Loss from equity method investments	(224,489)	(34,404)	(155,073)	(16,965)
Other income/(loss), net	146,690	22,481	(109,541)	192,309
Total other expenses, net	(943,368)	(144,578)	(967,050)	(676,194)
Loss before income taxes	(6,983,877)	(1,070,325)	(10,224,887)	(8,982,430)
Income tax expense	(23,276)	(3,567)	(51,852)	(78,801)
Net loss	(7,007,153)	(1,073,892)	(10,276,739)	(9,061,231)
Less: Net income attributable to noncontrolling interests	31,208	4,783	46,590	48,545
Net loss attributable to iQIYI, Inc.	(7,038,361)	(1,078,675)	(10,323,329)	(9,109,776)
Accretion of redeemable convertible preferred shares	0	0	0	(298,990)
Accretion of redeemable noncontrolling interests	(7,087)	(1,086)	(1,542)	0
Net loss attributable to ordinary shareholders	(7,045,448)	(1,079,761)	(10,324,871)	(9,408,766)
Other comprehensive income
Foreign currency translation adjustments	433,497	66,436	228,974	1,787,553
Unrealized losses on available-for-sale debt securities	(98)	(15)	(297)	(689)
Total other comprehensive income, net of tax	433,399	66,421	228,677	1,786,864
Comprehensive loss	(6,573,754)	(1,007,471)	(10,048,062)	(7,274,367)
Less: Comprehensive income attributable to noncontrolling interests	28,645	4,390	48,495	48,589
Comprehensive loss attributable to iQIYI, Inc.	¥ (6,602,399)	$ (1,011,861)	¥ (10,096,557)	¥ (7,322,956)
Class A and Class B ordinary share
Net loss per ordinary share:
Basic | (per share)	¥ (1.36)	$ (0.21)	¥ (2.02)	¥ (2.43)
Diluted | (per share)	¥ (1.36)	$ (0.21)	¥ (2.02)	¥ (2.43)
Shares used in net loss per Class A and Class B ordinary share computation:
Basic	5,176,180,057	5,176,180,057	5,104,882,400	3,867,931,786
Diluted	5,176,180,057	5,176,180,057	5,104,882,400	3,867,931,786
American Depositary Shares
Net loss per ordinary share:
Basic | (per share)	¥ (9.52)	$ (1.47)	¥ (14.14)	¥ (17.01)
Diluted | (per share)	¥ (9.52)	$ (1.47)	¥ (14.14)	¥ (17.01)
Membership services
Revenues:
Revenues	¥ 16,491,030	$ 2,527,361	¥ 14,435,611	¥ 10,622,769
Online advertising services
Revenues:
Revenues	6,822,115	1,045,535	8,270,600	9,328,061
Content distribution
Revenues:
Revenues	2,660,074	407,674	2,544,221	2,162,643
Others
Revenues:
Revenues	¥ 3,733,996	$ 572,260	¥ 3,743,226	¥ 2,875,643